Restatement of Financial Statements - Schedule of Unaudited Quarterly Financial Information for Restatement and Revision of Unaudited Condensed Statement of Operations (Details) - USD ($)	2 Months Ended	3 Months Ended				5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss from operations		$ (11,036,000)			$ (4,844,000)		$ (29,474,000)	$ (11,957,000)	$ (17,392,000)	$ (9,889,000)
Other Nonoperating Income (Expense) [Abstract]
Total other (expense) income		945,000			(2,000)		926,000	(64,000)	(67,000)	(199,000)
Net loss		$ (51,325,000)			$ (2,771,000)		$ (296,685,000)	$ (6,200,000)	$ (30,419,000)	$ (11,467,000)
Basic and diluted weighted average shares outstanding		8,823,458			7,102,536		8,458,054	7,099,532	7,108,389	7,043,575
Basic and diluted net income per share		$ (5.82)			$ (0.39)		$ (35.08)	$ (0.87)	$ (4.28)	$ (1.64)
ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss from operations	$ (41,854)	$ (1,702,053)				$ (708,829)	$ (2,625,204)
Other Nonoperating Income (Expense) [Abstract]
Financing costs—derivative warrant liabilities	(735,490)					(735,490)
Total other (expense) income	(735,490)
Net loss	(777,344)	$ (3,929,818)	$ (6,784,606)	$ 9,238,963		(3,294,265)	$ (1,475,461)
Previously Reported [Member] | ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss from operations	(41,854)					(708,829)
Other Nonoperating Income (Expense) [Abstract]
Financing costs—derivative warrant liabilities						0
Net loss	(41,854)					(704,375)
Revision of Prior Period, Adjustment [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Financing costs—derivative warrant liabilities	(735,490)					(735,490)
Total other (expense) income	(735,490)
Net loss	$ (735,490)					$ (2,589,890)
Common Class A [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding	3,787,879	25,000,000				16,139,241	25,000,000
Basic and diluted net income per share	$ (0.08)	$ (0.13)				$ (0.15)	$ (0.05)
Common Class A [Member] | ACON S2 Acquisition Corp [Member] | Amendment One [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding	21,810,415
Common Class A [Member] | Previously Reported [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding	21,810,415					21,719,416
Basic and diluted net income per share	$ 0					$ 0.00
Common Class A [Member] | Revision of Prior Period, Adjustment [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding	(18,022,536)					(5,580,185)
Basic and diluted net income per share	$ (0.08)					$ (0.15)
Common Class B [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding	6,250,000	6,250,000				6,250,000	6,250,000
Basic and diluted net income per share	$ (0.08)	$ (0.13)				$ (0.15)	$ (0.05)
Common Class B [Member] | ACON S2 Acquisition Corp [Member] | Amendment One [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding	6,732,994
Basic and diluted net income per share	$ (0.12)
Common Class B [Member] | Previously Reported [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding	6,732,994					8,310,766
Basic and diluted net income per share	$ (0.12)					$ (0.40)
Common Class B [Member] | Previously Reported [Member] | ACON S2 Acquisition Corp [Member] | Amendment One [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding	6,437,865
Basic and diluted net income per share	$ (0.01)
Common Class B [Member] | Revision of Prior Period, Adjustment [Member] | ACON S2 Acquisition Corp [Member]
Other Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding	(482,994)					(2,060,766)
Basic and diluted net income per share	$ 0.04					$ 0.25